Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
July 31, 2022
OS-NPRT3-0922
1.804851.118
Common Stocks - 98.7%
	Shares	Value ($) (000s)
Bailiwick of Jersey - 1.4%
Ferguson PLC	33,300	4,173
JTC PLC (a)	109,800	995
TOTAL BAILIWICK OF JERSEY		5,168
Belgium - 0.7%
Azelis Group NV	23,300	509
KBC Group NV	38,075	1,994
TOTAL BELGIUM		2,503
Bermuda - 0.5%
Hiscox Ltd.	161,973	1,761
Canada - 1.6%
Constellation Software, Inc.	3,180	5,410
Topicus.Com, Inc. (b)	6,230	356
TOTAL CANADA		5,766
Cayman Islands - 0.3%
Parade Technologies Ltd.	31,000	1,164
Denmark - 1.9%
DSV A/S	34,804	5,865
GN Store Nord A/S	25,205	874
TOTAL DENMARK		6,739
Finland - 0.9%
Nordea Bank ABP	337,926	3,322
France - 17.4%
Air Liquide SA	31,210	4,291
ALTEN	23,875	3,211
Antin Infrastructure Partners SA	9,500	285
BNP Paribas SA	76,600	3,619
Capgemini SA	27,919	5,289
Dassault Systemes SA	16,925	726
Edenred SA	92,854	4,755
EssilorLuxottica SA	28,825	4,491
Legrand SA	55,185	4,518
LVMH Moet Hennessy Louis Vuitton SE	14,260	9,901
Pernod Ricard SA	25,443	4,980
Safran SA	36,200	3,979
Teleperformance	16,188	5,399
TotalEnergies SE	144,700	7,391
TOTAL FRANCE		62,835
Germany - 6.4%
Allianz SE	20,623	3,745
Brenntag SE	36,200	2,543
Deutsche Borse AG	26,103	4,557
Hannover Reuck SE	22,429	3,170
Merck KGaA	28,500	5,428
Siemens Healthineers AG (a)	71,100	3,643
TOTAL GERMANY		23,086
Hong Kong - 1.9%
AIA Group Ltd.	678,700	6,819
Chervon Holdings Ltd.	32,500	157
TOTAL HONG KONG		6,976
India - 1.0%
HDFC Bank Ltd.	200,084	3,650
Ireland - 3.6%
Flutter Entertainment PLC (b)	11,124	1,115
ICON PLC (b)	15,000	3,619
Kingspan Group PLC (Ireland)	49,800	3,208
Linde PLC	16,334	4,933
TOTAL IRELAND		12,875
Italy - 2.4%
FinecoBank SpA	219,563	2,713
GVS SpA (a)(b)	28,462	275
Moncler SpA	49,700	2,472
Recordati SpA	77,520	3,425
TOTAL ITALY		8,885
Japan - 11.6%
BayCurrent Consulting, Inc.	2,400	751
Capcom Co. Ltd.	44,900	1,248
FUJIFILM Holdings Corp.	51,500	2,942
Hoya Corp.	48,331	4,842
Iriso Electronics Co. Ltd.	23,784	535
Misumi Group, Inc.	97,900	2,436
NOF Corp.	44,671	1,767
Olympus Corp.	149,676	3,203
Persol Holdings Co. Ltd.	131,460	2,721
Recruit Holdings Co. Ltd.	99,434	3,716
Relo Group, Inc.	80,546	1,337
SMC Corp.	6,686	3,295
Sony Group Corp.	68,024	5,770
Suzuki Motor Corp.	48,171	1,579
TIS, Inc.	72,727	2,062
Tokyo Electron Ltd.	11,027	3,795
TOTAL JAPAN		41,999
Kenya - 0.3%
Safaricom Ltd.	4,605,600	1,160
Luxembourg - 0.8%
Eurofins Scientific SA	39,341	3,057
Netherlands - 7.3%
ASM International NV (Netherlands)	10,500	3,199
ASML Holding NV (Netherlands)	17,506	10,062
Euronext NV (a)	29,875	2,427
IMCD NV	28,850	4,594
Wolters Kluwer NV	56,241	6,093
TOTAL NETHERLANDS		26,375
Spain - 1.1%
Amadeus IT Holding SA Class A (b)	69,096	4,029
Sweden - 6.5%
Addlife AB	124,837	2,136
AddTech AB (B Shares)	165,787	2,822
ASSA ABLOY AB (B Shares)	181,386	4,285
Atlas Copco AB (A Shares)	338,492	3,957
Hexagon AB (B Shares)	379,237	4,465
Indutrade AB	199,025	4,651
Kry International AB (b)(c)(d)	156	35
Nordnet AB	79,000	1,057
TOTAL SWEDEN		23,408
Switzerland - 13.2%
Compagnie Financiere Richemont SA Series A	45,700	5,510
Julius Baer Group Ltd.	58,437	3,022
Nestle SA (Reg. S)	102,895	12,608
Partners Group Holding AG	3,220	3,495
Roche Holding AG (participation certificate)	27,254	9,048
Sika AG	19,528	4,825
Sonova Holding AG	12,541	4,493
Zurich Insurance Group Ltd.	11,162	4,873
TOTAL SWITZERLAND		47,874
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	213,300	3,646
United Kingdom - 9.7%
Beazley PLC	196,144	1,295
Bridgepoint Group Holdings Ltd. (a)	207,539	644
Compass Group PLC	255,854	5,996
Dechra Pharmaceuticals PLC	45,884	2,059
Diageo PLC	164,776	7,806
Diploma PLC	83,267	2,787
Dr. Martens Ltd.	35,900	113
RELX PLC (London Stock Exchange)	192,284	5,693
Rentokil Initial PLC	581,533	3,840
Smith & Nephew PLC	69,279	888
St. James's Place PLC	157,600	2,356
Volution Group PLC	320,051	1,623
TOTAL UNITED KINGDOM		35,100
United States of America - 7.2%
Ares Management Corp.	39,023	2,796
CBRE Group, Inc. (b)	37,100	3,177
Equifax, Inc.	15,000	3,134
Intercontinental Exchange, Inc.	28,578	2,915
Marsh & McLennan Companies, Inc.	31,030	5,088
Moody's Corp.	9,900	3,071
Pool Corp.	3,700	1,323
S&P Global, Inc.	11,831	4,459
TOTAL UNITED STATES OF AMERICA		25,963
TOTAL COMMON STOCKS (Cost $290,940)		357,341

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Sweden - 0.0%
Kry International AB Series E (b)(c)(d) (Cost $412)	901	204

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (e) (Cost $3,587)	3,586,457	3,587

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $294,939)	361,132
NET OTHER ASSETS (LIABILITIES) - 0.3%	936
NET ASSETS - 100.0%	362,068

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,984,000 or 2.2% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $239,000 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68
Kry International AB Series E	5/14/21	412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	18,433	130,923	145,769	35	-	-	3,587	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	26,122	26,122	24	-	-	-	0.0%
Total	18,433	157,045	171,891	59	-	-	3,587

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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